Share-based compensation - Summary of Restricted Stock Units Activities Under All Incentive Plans (Detail) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs unvested at beginning of period		12,023,795
Number of RSUs, granted	22,322,425	71,935,155
Number of RSUs, vested	(15,183,045)	(3,916,645)
Number of RSUs, Canceled/forfeited	(10,052,130)	(4,211,810)
Number of RSUs unvested at end of period	72,917,745	75,830,495
Weighted-average grant date fair value at beginning of period	$ 0.4290	$ 0.9880
Weighted-average grant date fair value, granted	0.7675	0.3551
Weighted-average grant date fair value, vested	0.4803	0.8144
Weighted-average grant date fair value, Canceled/forfeited	0.4644	0.6760
Weighted-average grant date fair value at end of period	$ 0.5452	$ 0.4290